Newbuildings - Schedule of Newbuidlings (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
New buildings [Abstract]
Opening balance	$ 5.4	$ 3.5
Additions	18.0	1.9
Total	$ 23.4	$ 5.4